Related Parties, Transactions Notes Receivable (FY) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions Notes Receivable [Abstract]
Amortized period for note receivable	60 months
Notes Receivable Net [Abstract]
Total notes receivables	$ 3,134	$ 3,873
Less: Current portion of notes receivable	(1,630)	(1,797)	$ (1,812)
Notes receivable, less current portion	$ 1,504	$ 2,076	$ 3,151
Related Party [Member]
Transactions Notes Receivable [Abstract]
Amortized period for note receivable		60 months
Incremental borrowing rate		1.57%	1.55%
Notes Receivable Net [Abstract]
Total notes receivables		$ 3,873	$ 4,963
Less: Current portion of notes receivable		(1,797)	(1,812)
Notes receivable, less current portion		2,076	3,151
Note 2 [Member] | Related Party [Member]
Notes Receivable Net [Abstract]
Total notes receivables		1,057	1,294
Original Principal		$ 5,355
Issue Date		May 01, 2019
Maturity Date		Apr. 30, 2024
Note 3 [Member] | Related Party [Member]
Notes Receivable Net [Abstract]
Total notes receivables		$ 119	217
Original Principal		$ 491
Issue Date		Jun. 01, 2019
Maturity Date		May 31, 2024
Note 4 [Member] | Related Party [Member]
Notes Receivable Net [Abstract]
Total notes receivables		$ 0	259
Original Principal		$ 917
Issue Date		Aug. 01, 2019
Maturity Date		Jul. 31, 2024
Note 6 [Member] | Related Party [Member]
Notes Receivable Net [Abstract]
Total notes receivables		$ 351	680
Original Principal		$ 1,111
Issue Date		May 22, 2020
Maturity Date		May 22, 2023
Note 8 [Member] | Related Party [Member]
Notes Receivable Net [Abstract]
Total notes receivables		$ 2,221	2,513
Original Principal		$ 2,816
Issue Date		May 01, 2020
Maturity Date		May 01, 2025
Note 9 [Member] | Related Party [Member]
Notes Receivable Net [Abstract]
Total notes receivables		$ 125	$ 0
Original Principal		$ 125
Issue Date		Jan. 24, 2022
Maturity Date		Jun. 30, 2023